GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2015 according to the Company's reporting units are as follows (see also 16):

	IT
	professional	Software
	services	services	Total

As of January 1, 2014	$28,495	$26,818	$55,313

Business combination	-	3,664	3,664
Classifications	-	(496)	(496)
Foreign currency translation adjustments	(1,906)	(1,085)	(2,991)

As of December 31, 2014	26,589	28,901	55,490

Business combination	7,594	492	8,086
Classifications	-	(90)	(90)
Foreign currency translation adjustments	(33)	(145)	(178)

As of December 31, 2015	$34,150	$29,158	$63,308